Note 2 - Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	As of December 31,
	2014	2013
Senior secured revolving credit facility maturing on April 19, 2016	$315,000	$150,000
Capital leases	38,748	17,065
Total debt and capital lease obligations	353,748	167,065
Less: amount maturing within one year	(3,873)	(2,860)
Long-term debt and capital lease obligations	$349,875	$164,205

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Years Ending December 31,
2015	$4,875
2016	3,734
2017	3,584
2018	3,685
2019	3,785
Thereafter	25,272
$44,935